Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Property and Equipment, Net [Abstract]
Property and Equipment, Net

Note 4 – Property and Equipment, net

Property and equipment, net consists of the following:

(Dollar amounts in thousands)	Useful life in years	March 31, 2012	December 31, 2011
Buildings	30	$2,099	$2,091
Data processing equipment	3 -5	48,275	45,883
Furniture and equipment	3 -10	5,974	5,912
Leasehold improvements	5 -10	634	610

		56,982	54,496
Less - accumulated depreciation and amortization		(23,329)	(19,316)

Depreciable assets, net		33,653	35,180
Land		1,510	1,505

		$35,163	$36,685

Depreciation and amortization expense related to property and equipment was $4.0 million and $3.8 million for the three months ended March 31, 2012 and 2011, respectively.

Note 8—Property and Equipment, Net

Property and equipment, net at December 31, 2011 and 2010 consisted of the following:

		December 31,
(Dollar amounts in thousands)	Useful life in years	2011	2010

Buildings	30	$2,091	$2,093
Data processing equipment	3 - 5	45,883	37,942
Furniture and equipment	3 - 10	5,912	5,759
Leasehold improvements	5 - 10	610	531

		54,496	46,325
Less - accumulated depreciation and amortization		(19,316)	(4,139)

Depreciable assets, net		35,180	42,186
Land		1,505	1,503

		$36,685	$43,689

Depreciation and amortization expense related to property and equipment was $15.3 million for the year ended December 31, 2011, $4.1 million for the three months ended December 31, 2010, $10.3 million for the nine months ended September 30, 2010, and $13.6 million for the year ended December 31, 2009.